Risk Management and Derivative Activities (Details 2)	3 Months Ended	12 Months Ended
	Mar. 31, 2014 operator	Dec. 31, 2013 operator
Credit risk concentrations
Number of operators considered in concentration risk percentage (operators)	2	2
Rental and escalation income | Customer concentration | Operator one
Credit risk concentrations
Concentration risk percentage (percent)	5.00%	6.00%
Rental and escalation income | Customer concentration | Operator two
Credit risk concentrations
Concentration risk percentage (percent)	10.00%	11.00%
Total revenue | Customer concentration | Operator one
Credit risk concentrations
Concentration risk percentage (percent)	2.00%	2.00%
Total revenue | Customer concentration | Operator two
Credit risk concentrations
Concentration risk percentage (percent)	4.00%	4.00%